Thomas White International Fund
Investment Portfolio (Unaudited)	July 31, 2022

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (95.2%)
	AUSTRALIA (1.4%)
	CSL Limited +	Pharmaceuticals, Biotechnology & Life Sciences	4,850	$984,965

	AUSTRIA (0.9%)
	OMV AG +	Energy	15,000	636,483

	BRAZIL (5.1%)
	JBS SA	Food, Beverage & Tobacco	224,900	1,387,451
	Petroleo Brasileiro SA - ADR	Energy	71,100	1,015,308
	Vale SA	Materials	91,400	1,233,010
				3,635,769

	CANADA (7.1%)
	Brookfield Asset Management, Inc. - Class A	Diversified Financials	22,900	1,136,282
	Canadian Imperial Bank of Commerce #	Banks	13,800	698,142
	Royal Bank of Canada	Banks	10,800	1,053,054
	Suncor Energy, Inc. #	Energy	25,800	875,652
	West Fraser Timber Co. Ltd.	Materials	14,100	1,320,096
				5,083,226

	CHINA (8.1%)
	Alibaba Group Holding Ltd. - ADR *	Retailing	10,700	956,259
	Baidu, Inc. - Class A *+	Media & Entertainment	34,000	582,225
	BYD Co. Ltd. +	Automobiles & Components	22,000	806,291
	China Merchants Port Holdings Co. Ltd. +	Transportation	32,000	51,679
	JD.com, Inc. - ADR	Retailing	8,200	487,900
	JD.com, Inc. - Class A +	Retailing	776	23,107
	Meituan - ADR *#	Retailing	10,400	465,504
	Pinduoduo, Inc. - ADR *	Retailing	12,700	622,427
	Tencent Holdings Limited +	Media & Entertainment	23,300	916,570
	Wuxi Biologics Cayman, Inc. *+	Pharmaceuticals, Biotechnology & Life Sciences	85,000	813,289
				5,725,251

	FRANCE (5.4%)
	Cie de Saint-Gobain +	Capital Goods	20,400	951,611
	Credit Agricole SA +	Banks	88,500	814,036
	LVMH Moet Hennessy Louis Vuitton SE +	Consumer Durables & Apparel	2,000	1,391,208
	Sanofi - ADR	Pharmaceuticals, Biotechnology & Life Sciences	14,400	715,680
				3,872,535

	GERMANY (6.2%)
	Deutsche Telekom AG +	Telecommunication Services	81,200	1,536,076
	Mercedes-Benz Group AG +	Automobiles & Components	21,200	1,240,357
	Siemens AG +	Capital Goods	10,000	1,110,308
	Volkswagen AG +	Automobiles & Components	2,700	530,507
				4,417,248

	GREECE (1.7%)
	Star Bulk Carriers Corp. #	Transportation	47,500	1,236,188

	HONG KONG (1.3%)
	Techtronic Industries Company Limited +	Capital Goods	81,500	909,469

	INDIA (4.2%)
	HDFC Bank Ltd. - ADR	Banks	17,100	1,073,880
	ICICI Bank Ltd. - ADR	Banks	63,000	1,309,140
	Tata Motors Limited - ADR *#	Automobiles & Components	22,000	627,440
				3,010,460

	IRELAND (2.3%)
	CRH PLC +	Materials	21,390	819,467
	Linde PLC	Materials	2,600	785,200
				1,604,667

	ITALY (2.2%)
	Intesa Sanpaolo SpA +	Banks	534,200	953,361
	Poste Italiane SpA +	Insurance	6,700	56,393
	UniCredit SpA +	Banks	59,000	584,222
				1,593,976

	JAPAN (14.3%)
	Hitachi Ltd. +	Capital Goods	22,700	1,151,884
	Hoya Corp.	Health Care Equipment & Services	7,700	770,539
	Marubeni Corp. +	Capital Goods	64,400	599,919
	MS&AD Insurance Group Holdings, Inc. +	Insurance	22,900	740,972
	Murata Manufacturing Co. Ltd. +	Technology Hardware & Equipment	14,200	831,135
	Nomura Research Institute Ltd. +	Software & Services	3,000	90,356
	Recruit Holdings Co. Ltd. +	Commercial & Professional Services	23,000	863,861
	Renesas Electronics Corp. *+	Semiconductors & Semiconductor Equipment	111,500	1,074,204
	Shin-Etsu Chemical Co. Ltd. +	Materials	5,500	705,344
	SMC Corp. +	Capital Goods	1,800	890,821
	Sony Group Corp. +	Consumer Durables & Apparel	11,600	992,958
	Sumitomo Mitsui Financial Group, Inc. +	Banks	23,800	745,896
	Toyota Motor Corporation +	Automobiles & Components	44,100	713,850
				10,171,739

	MEXICO (0.2%)
	America Movil SAB de CV - Series L	Telecommunication Services	135,200	128,465

	NETHERLANDS (5.2%)
	Airbus SE +	Capital Goods	7,150	773,182
	ArcelorMittal SA+	Materials	39,900	980,349
	ASML Holding NV +	Semiconductors & Semiconductor Equipment	2,010	1,154,058
	ING Groep NV +	Banks	80,000	777,470
				3,685,059

	SINGAPORE (2.3%)
	DBS Group Holdings Ltd. - ADR	Banks	8,100	739,611
	Kulicke & Soffa Industries, Inc.	Semiconductors & Semiconductor Equipment	18,300	880,596
				1,620,207

	SOUTH KOREA (5.4%)
	Hyundai Motor Company +	Automobiles & Components	5,800	880,765
	KB Financial Group, Inc. +	Banks	30,130	1,121,964
	Korea Zinc Co. Ltd. +	Materials	180	66,144
	LG Chem Ltd. +	Materials	1,425	664,659
	POSCO Holdings, Inc. +	Materials	3,525	660,221
	SK Telecom Co. Ltd. +	Telecommunication Services	11,463	474,040
				3,867,793

	SPAIN (1.0%)
	Iberdrola SA - ADR	Utilities	16,300	696,744

	SWEDEN (0.7%)
	Volvo AB - B Shares +	Capital Goods	28,100	503,720

	SWITZERLAND (5.8%)
	Lonza Group AG +	Pharmaceuticals, Biotechnology & Life Sciences	1,050	639,913
	Nestle SA +	Food, Beverage & Tobacco	13,800	1,694,933
	Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	3,500	1,162,283
	UBS Group AG +	Diversified Financials	39,000	638,737
				4,135,866

	TAIWAN (3.4%)
	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	Semiconductors & Semiconductor Equipment	27,600	2,442,048

	UNITED KINGDOM (11.0%)
	Anglo American PLC +	Materials	21,800	787,437
	Ashtead Group PLC +	Capital Goods	18,000	1,014,949
	AstraZeneca PLC +	Pharmaceuticals, Biotechnology & Life Sciences	8,150	1,071,321
	Barclays PLC +	Banks	683,200	1,314,230
	Diageo PLC +	Food, Beverage & Tobacco	29,900	1,421,166
	Glencore PLC +	Materials	242,800	1,372,168
	Shell PLC - ADR	Energy	15,200	811,376
				7,792,647

	Total Common Stocks	(Cost $67,110,655)		67,754,525

	PREFERRED STOCKS (1.0%)
	BRAZIL (0.1%)
	Gerdau SA - ADR (Perpetual, 11.31%) #^	Materials	12,975	61,242

	GERMANY (0.9%)
	Volkswagen AG (Perpetual, 5.13%) +^	Automobiles & Components	4,700	659,931

	Total Preferred Stocks	(Cost $919,025)		721,173

	HELD AS COLLATERAL FOR SECURITIES LENDING (2.3%)
	SHORT TERM INVESTMENT (2.3%)
	MONEY MARKET FUND (2.3%)
	Northern Institutional Liquid Assets Portfolio, 2.01% (a)		1,665,630	1,665,630

	Total Held as Collateral for Securities Lending	(Cost $1,665,630)		1,665,630

Total Investments	98.5%	(Cost $69,695,310)		$70,141,328
Other Assets, Less Liabilities	1.5%			1,050,720
Total Net Assets:	100.0%			$71,192,048

Percentages are stated as a percent of net assets.

*	Non-Income Producing Securities
#
All or a portion of securities on loan at July 31, 2022. The market value of the securities loaned was $3,566,131. The loaned securities were secured with cash collateral of $1,665,630 and non-cash collateral with a value of $1,934,988. The non-cash collateral received consists of U.S. Treasuries, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

^	Maturity Date and Dividend Rate of Preferred Stock
+	Fair Valued Security
(a)	7-Day Effective Yield as of July 31, 2022.

ADR	- American Depositary Receipt
PLC	- Public Limited Company

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification
Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The following table summarizes the inputs used, as of July 31, 2022, in valuing the Fund's assets:

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust's Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2022, all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

	Level 1	Level 2	Level 3	Total
Common Stocks

Australia	$–	$984,965	$–	$984,965
Austria	–	636,483	–	636,483
Brazil	3,635,769	–	–	3,635,769
Canada	5,083,226	–	–	5,083,226
China	2,532,090	3,193,161	–	5,725,251
France	715,680	3,156,855	–	3,872,535
Germany	–	4,417,248	–	4,417,248
Greece	1,236,188		–	1,236,188
Hong Kong	–	909,469	–	909,469
India	3,010,460	–	–	3,010,460
Ireland	785,200	819,467	–	1,604,667
Italy	–	1,593,976	–	1,593,976
Japan	770,539	9,401,200	–	10,171,739
Mexico	128,465	–	–	128,465
Netherlands	–	3,685,059	–	3,685,059
Singapore	1,620,207	–	–	1,620,207
South Korea	–	3,867,793	–	3,867,793
Spain	696,744	–	–	696,744
Sweden	–	503,720	–	503,720
Switzerland	–	4,135,866	–	4,135,866
Taiwan	2,442,048	–	–	2,442,048
United Kingdom	811,376	6,981,271	–	7,792,647
Total Common Stocks	$23,467,992	$44,286,533	$–	$67,754,525

Preferred Stocks

Brazil	$61,242	$–	$–	$61,242
Germany	–	659,931	–	659,931
Total Preferred Stocks	$61,242	$659,931	$–	$721,173

Short Term Investments	$1,665,630	$–	$–	$1,665,630
Total Investments	$25,194,864	$44,946,464	$–	$70,141,328

The Fund’s assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

Portfolio Country and Industry Allocation as of July 31, 2022 (Unaudited)

Country Allocation	% of TNA	Industry Allocation	% of TNA
Australia	1.4%	Automobiles & Components	7.7%
Austria	0.9%	Banks	15.7%
Brazil	5.2%	Capital Goods	11.1%
Canada	7.1%	Commercial & Professional Services	1.2%
China	8.1%	Consumer Durables & Apparel	3.3%
France	5.4%	Diversified Financials	2.5%
Germany	7.1%	Energy	4.7%
Greece	1.7%	Food, Beverage & Tobacco	6.3%
Hong Kong	1.3%	Health Care Equipment & Services	1.1%
India	4.2%	Insurance	1.1%
Ireland	2.3%	Materials	13.3%
Italy	2.2%	Media & Entertainment	2.1%
Japan	14.3%	Pharmaceuticals, Biotechnology & Life Sciences	7.6%
Mexico	0.2%	Retailing	3.6%
Netherlands	5.2%	Semiconductors & Semiconductor Equipment	7.8%
Singapore	2.3%	Software & Services	0.1%
South Korea	5.4%	Technology Hardware & Equipment	1.2%
Spain	1.0%	Telecommunication Services	3.0%
Sweden	0.7%	Transportation	1.8%
Switzerland	5.8%	Utilities	1.0%
Taiwan	3.4%	Cash & Other	3.8%
United Kingdom	11.0%	Total	100.0%
Cash & Other	3.8%
Total	100.0%

TNA - Total Net Assets
Fund holdings and industry allocations are subject to change and should not be considered a recommendation to buy or sell any securities.  For a complete list of Fund holdings, please refer to the Investment Portfolio section of this report.